Derivatives - Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Balance Sheet Location and Fair Value
Long-term debt	$ 9,123	$ 9,195
Derivative Liabilities	4,712	513
Derivative Assets	9,418	6,965
Interest Rate Swaps | Designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	1,079	1,963
Interest Rate Swaps | Fair Value Hedges | Designated Hedges
Balance Sheet Location and Fair Value
Derivative Liabilities	4,586	(237)
Interest Rate Swaps | Fair Value Hedges | Designated Hedges | Non-current financial liabilities
Balance Sheet Location and Fair Value
Non-current financial liabilities	13,709	8,958
Interest Rate Swaps | Fair Value Hedges | Designated Hedges | Long-term debt
Balance Sheet Location and Fair Value
Long-term debt	9,123	9,195
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	4,965	4,829
Foreign Currency Forward Contracts | Non-designated Hedges | Current financial liabilities
Balance Sheet Location and Fair Value
Derivative Liabilities	126	750
Foreign Currency Forward Contracts | Cash Flow Hedges | Designated Hedges | Current financial assets
Balance Sheet Location and Fair Value
Derivative Assets	$ 3,374	$ 173